Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $31,391,830.
Narrative - Max Aggregate Offering Price	$ 31,391,830
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A